COMMITMENTS AND GUARANTEES - Summary of Future Commitements For Operating Lease Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013
Schedule of Operating Leases [Line Items]
Total	$ 394.8
2013	118.1
2014	77.0
2015	60.6
2016	45.0
2017	30.0
Thereafter	64.1
Operating lease obligations
Schedule of Operating Leases [Line Items]
Total	335.4
2013	89.6
2014	66.1
2015	50.3
2016	38.3
2017	28.5
Thereafter	62.6
Marketing and other commitments
Schedule of Operating Leases [Line Items]
Total	59.4
2013	28.5
2014	10.9
2015	10.3
2016	6.7
2017	1.5
Thereafter	$ 1.5